Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Real Estate Portfolio
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. These tables do not reflect any expenses or charges that are, or may be, imposed under a variable annuity or variable life insurance separate account or a qualified pension or retirement plan. If expenses or charges imposed under a variable annuity or variable life insurance separate account or a qualified pension or retirement plan were reflected in the tables, then expenses would be higher than shown in the tables. For information on these expenses and charges, please refer to the applicable variable contract prospectus, prospectus summary or disclosure statement, or if you purchased shares through a qualified plan, please consult the plan administrator.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-12-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in distributions causing higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. The Fund has not yet commenced operations. Thus, no portfolio turnover rate is provided for the Fund.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Since the Fund had not commenced investment operations as of December 31, 2012, "Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by real estate investment trusts (“REITs”) and common stocks and other securities issued by other real estate companies. The Fund defines a real estate company as one that derives at least 50% of its revenue from, or has at least 50% of its assets in, real estate. A REIT is a company dedicated to owning, and usually operating, income-producing real estate, or to financing real estate.

The Fund may invest up to 20% of its net assets in debt securities. These debt securities can be either investment grade or below investment grade, provided that, at the time of investment, they are rated at least B by Moody’s Investors Service or Standard & Poor’s or, if unrated by either of these, deemed by the Portfolio Managers to be of comparable quality. The Fund does not normally continue to hold securities that are in default or have defaulted with respect to the payment of interest or repayment of principal, but may do so depending on market conditions.

The Portfolio Managers make investment decisions through a fundamental analysis of each company. The Portfolio Managers review each company’s current financial condition and industry position, as well as economic and market conditions. In doing so, they evaluate the company’s growth potential, earnings estimates and quality of management, as well as other factors.

The Fund concentrates its assets in the real estate industry. The Fund may at times emphasize particular sub-sectors of the real estate business—for example, apartments, retail, hotels, offices, industrial, and health care. Some of the REIT and other real estate securities in which the Fund invests may be preferred stock, which receives preference in the payment of dividends.

The Fund normally seeks to invest for the long-term, but it may sell securities regardless of how long they have been held if the Portfolio Managers find an opportunity they believe is more compelling, or if the Portfolio Managers’ outlook on the company or the market changes.

The Fund will not change its strategy of normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by REITs and common stocks and other securities issued by other real estate companies, without providing shareholders at least 60 days’ notice. This test and the test of whether a company is a real estate company are applied at the time the Fund invests; later percentage changes caused by a change in market values or company circumstances will not require the Fund to dispose of a holding.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	To pursue its goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by real estate investment trusts ("REITs") and common stocks and other securities issued by other real estate companies.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Most of the Fund’s performance depends on what happens in the stock and real estate markets. The markets’ behavior is unpredictable, particularly in the short term. A company’s stock can also be affected by the company’ s financial condition. There can be no guarantee that the Fund will achieve its goal.

The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.

The following factors can significantly affect the Fund’s performance:

Market Volatility. Markets are volatile and values of individual securities and other investments can decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value. To the extent that the Fund sells a portfolio position before it reaches its market peak, it may miss out on opportunities for higher performance.

REITs and Other Real Estate Companies Risk. REIT and other real estate company securities are subject to, among other risks: declines in property values; defaults by mortgagors or other borrowers and tenants; increases in property taxes and other operating expenses; overbuilding; fluctuations in rental income; changes in interest rates; lack of availability of mortgage funds or financing; extended vacancies of properties; changes in tax and regulatory requirements; losses due to environmental liabilities; or casualty or condemnation losses. REITs also are dependent upon management skills and are subject to heavy cash flow dependency, self-liquidation and the possibility of failing to qualify for tax-free “pass-through” of income under the federal tax law. REIT and other real estate company securities tend to be small- to mid-cap stocks and are subject to the risks of investing in small- to mid-cap stocks. Some of the REIT securities in which the Fund invests may be preferred stock. Convertible preferred stock is exchangeable for common stock and may therefore be more volatile.

Issuer-Specific Risk. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

Concentration Risk. Because of the concentration in the real estate industry, the value of the Fund’s shares may change at different rates compared to a mutual fund with investments in different industries. The Fund may at times be more concentrated in particular sub-sectors of the real estate business. As such, its performance would be especially sensitive to developments that significantly affected those businesses.

Debt Securities. The value of debt securities tends to rise when market interest rates fall and fall when market interest rates rise. This effect is generally more pronounced the longer the maturity of a debt security.

Lower-Rated Debt Securities. Lower-rated debt securities (commonly known as “junk bonds”) involve greater risks than investment grade debt securities. Lower-rated debt securities may fluctuate more widely in price and yield than investment grade debt securities and may fall in price during times when the economy is weak or is expected to become weak. Lower-rated debt securities carry a greater risk that the issuer of such securities will default in the timely payment of principal and interest. Issuers of securities that are in default may fail to resume principal or interest payments, in which case the Fund may lose its entire investment.

Interest Rate Risk. Interest rate risk is the risk that REIT and other real estate company share prices overall will decline over short or even long periods because of rising interest rates. During periods of high interest rates, REITs and other real estate companies may lose appeal for investors who may be able to obtain higher yields from other investments. High interest rates may also mean that financing for property purchases and improvements is more costly and difficult to obtain.

Illiquid Investments Risk. Illiquid investments may be more difficult to dispose of at the price at which the Fund is carrying them. Judgment also plays a greater role in pricing these investments than it does for investments having more active markets.

Non-Diversification Risk. The Fund is permitted to be non-diversified so that the percentage of the Fund’s assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer increases the Fund’s risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.

Arbitrage Risk. Investing in thinly-traded securities may involve a greater risk for excessive trading due to potential arbitrage opportunities. For example, to the extent that the Fund’s net asset value does not immediately reflect changes in market conditions or the true market value of these securities, an investor may seek to benefit from the pricing differences caused by this delay.

Recent Market Conditions. The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. Because the situation is widespread and largely unprecedented, it may be unusually difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of these market conditions.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment may fall, sometimes sharply, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk. The Fund is permitted to be non-diversified so that the percentage of the Fund's assets invested in any single issuer is not limited by the Investment Company Act of 1940. Investing a higher percentage of its assets in any one issuer increases the Fund's risk of loss, because the value of its shares would be more susceptible to adverse events affecting that issuer.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Fund is a mutual fund, not a bank deposit, and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund had not commenced investment operations as of December 31, 2012 and therefore does not have a full calendar year of performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund had not commenced investment operations as of December 31, 2012 and therefore does not have a full calendar year of performance.
Class S
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fees	rr_ManagementFeesOverAssets	1.15%	[1]
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.64%	[1],[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.04%	[1]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.75%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	178
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	551

[1]	Neuberger Berman Management LLC ("NBM") has contractually undertaken to limit the Fund's expenses through December 31, 2016 by waiving fees and/or reimbursing certain expenses of the Fund so that its total operating expenses (including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs), in the aggregate, are limited to 1.75% per annum of the Fund's average daily net asset value. These fee waivers and/or expense reimbursement are subject to recoupment by NBM within three years.
[2]	Since the Fund had not commenced investment operations as of December 31, 2012, "Other expenses" are based on estimated amounts for the current fiscal year.